Business Combination - Schedule of Number of Shares of Common Stock Issued Immediately Following Consummation of Business Combination (Parenthetical) (Details) - shares	Dec. 31, 2020	Nov. 25, 2020	Nov. 24, 2020	Dec. 31, 2019
Business Combination [Line Items]
Common stock, outstanding		22,984,745	23,000,000
Class A Common Stock
Business Combination [Line Items]
Common stock, outstanding	207,769,091			81,720,530
Class B Common Stock
Business Combination [Line Items]
Common stock, outstanding	156,224,614			158,056,527
Legacy Quantum Scape | Class A Common Stock
Business Combination [Line Items]
Common stock, outstanding			27,533,913
Legacy Quantum Scape | Class B Common Stock
Business Combination [Line Items]
Common stock, outstanding			39,361,342